SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2013
Computer Equipment [Member] | Maximum [Member]
Rate Of Depreciation [Line Items]
Rate Of Annual Depreciation	33.00%
Computer Equipment [Member] | Minimum [Member]
Rate Of Depreciation [Line Items]
Rate Of Annual Depreciation	15.00%
Office Equipment [Member]
Rate Of Depreciation [Line Items]
Rate Of Annual Depreciation	6.00%
Leasehold Improvements [Member]
Rate Of Depreciation [Line Items]
Annual Depreciation Description	Over the shorter of the lease term or useful economic life
Production Equipment [Member] | Maximum [Member]
Rate Of Depreciation [Line Items]
Rate Of Annual Depreciation	100.00%
Production Equipment [Member] | Minimum [Member]
Rate Of Depreciation [Line Items]
Rate Of Annual Depreciation	20.00%